Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Financial Information of Parent Company [Abstract]
Schedule of Balance Sheet	Balance sheet
	As of December 31,
	2023	2024
Assets
Current assets
Cash and cash equivalents	$2	$2
Amount due from subsidiaries	16,294	23,824
Other current assets	110	4,111
Total current assets	16,406	27,937
Property and equipment, net	-	24,278
TOTAL ASSETS	$16,406	$52,215

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$4,557	$350
Amount due to subsidiaries	—	28,577
Investment deficit in subsidiaries	—	12,361
Total liabilities	4,557	41,288

Equity
Ordinary shares ($0.04 par value; 900,000,000 shares authorized; 4,525,643 and 15,639,877 shares issued as of December 31, 2023 and 2024, respectively; 4,474,836 and 14,332,648 shares outstanding as of December 31, 2023 and 2024, respectively)	181	575
Additional paid-in capital	298,750	311,740
Treasury shares (24,818 and 1,307,229 shares as of December 31, 2023 and 2024)	(1,148)	(1,517)
Deferred share compensation	—	(814)
Accumulated deficits	(318,813)	(332,464)
Accumulated other comprehensive income	32,879	33,407
Total equity	11,849	10,927
TOTAL LIABILITIES AND EQUITY	$16,406	$52,215

Schedule of Statements of Operations	Statements of operations
	For the years ended December 31,
	2022	2023	2024
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(1,231)	(531)	(1,759)
Total operating expenses	(1,231)	(531)	(1,759)
Other income (loss), net	41	8	(567)
Investment loss in subsidiaries	(12,145)	(51)	(11,325)
Net loss attributable to holders of ordinary shares	$(13,335)	$(574)	$(13,651)

Schedule of Statements of Cash Flow	Statements of cash flow
	For the years ended December 31,
	2022	2023	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(13,335)	$(574)	$(13,651)
Investment loss in subsidiaries	12,145	51	11,325
Share-based compensation	60	5	518
Changes in operating assets and liabilities:
Other current assets	—	—	(4,001)
Accrued expenses and other current liabilities	1,130	518	(4,207)
Amount due from subsidiaries	—	—	4,316
Net cash used in operating activities	—	—	(5,700)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares through private offerings	—	—	5,700
Net cash provided by financing activities	—	—	5,700

Net decrease in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	$2	$2	$2

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$34,179	$—	$—